John Hancock
U.S. Growth Fund
Quarterly portfolio holdings 6/30/2021

Fund’s investments
As of 6-30-21 (unaudited)
	Shares	Value
Common stocks 99.9%		$1,371,739,984
(Cost $816,376,333)
Communication services 15.9%		218,088,934
Interactive media and services 13.0%
Alphabet, Inc., Class A (A)	41,900	102,311,001
Facebook, Inc., Class A (A)	219,512	76,326,518
Media 2.9%
Charter Communications, Inc., Class A (A)	32,438	23,402,395
Comcast Corp., Class A	281,463	16,049,020
Consumer discretionary 11.8%		162,339,490
Hotels, restaurants and leisure 1.1%
Hilton Worldwide Holdings, Inc. (A)	120,321	14,513,119
Household durables 1.0%
Lennar Corp., A Shares	145,854	14,490,595
Internet and direct marketing retail 9.7%
Amazon.com, Inc. (A)	33,957	116,817,513
Wayfair, Inc., Class A (A)(B)	52,321	16,518,263
Consumer staples 2.3%		31,376,278
Beverages 1.1%
Monster Beverage Corp. (A)	168,697	15,410,471
Food and staples retailing 1.2%
Sysco Corp.	205,348	15,965,807
Energy 1.0%		13,127,909
Energy equipment and services 1.0%
Schlumberger NV	410,119	13,127,909
Financials 7.4%		102,323,664
Capital markets 6.1%
Ares Management Corp., Class A	297,513	18,918,852
Morgan Stanley	149,397	13,698,211
MSCI, Inc.	32,263	17,198,760
S&P Global, Inc.	47,355	19,436,860
The Charles Schwab Corp.	209,437	15,249,108
Consumer finance 1.3%
American Express Company	107,861	17,821,873
Health care 10.3%		141,391,450
Health care equipment and supplies 4.5%
Align Technology, Inc. (A)	33,731	20,609,641
Boston Scientific Corp. (A)	530,583	22,687,729
Danaher Corp.	68,108	18,277,463
Health care providers and services 3.5%
Anthem, Inc.	65,341	24,947,194
UnitedHealth Group, Inc.	58,298	23,344,851
Pharmaceuticals 2.3%
Eli Lilly & Company	137,350	31,524,572
Industrials 5.3%		72,981,810
Building products 1.2%
Johnson Controls International PLC	240,266	16,489,456
2	JOHN HANCOCK U.S. GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Professional services 2.6%
IHS Markit, Ltd.	162,210	$18,274,579
TransUnion	165,126	18,132,486
Road and rail 1.5%
Uber Technologies, Inc. (A)	400,744	20,085,289
Information technology 44.8%		614,694,480
Electronic equipment, instruments and components 2.2%
CDW Corp.	95,083	16,606,246
Corning, Inc.	333,632	13,645,549
IT services 12.1%
Fidelity National Information Services, Inc.	89,568	12,689,099
FleetCor Technologies, Inc. (A)	64,416	16,494,361
Global Payments, Inc.	75,086	14,081,628
Mastercard, Inc., Class A	102,336	37,361,850
PayPal Holdings, Inc. (A)	145,553	42,425,788
Visa, Inc., Class A	180,964	42,313,002
Semiconductors and semiconductor equipment 5.2%
KLA Corp.	56,544	18,332,130
Marvell Technology, Inc.	318,104	18,555,006
Skyworks Solutions, Inc.	77,256	14,813,838
Texas Instruments, Inc.	104,044	20,007,661
Software 17.2%
Adobe, Inc. (A)	64,862	37,985,782
Intuit, Inc.	50,913	24,956,025
Microsoft Corp.	578,098	156,606,747
salesforce.com, Inc. (A)	65,660	16,038,768
Technology hardware, storage and peripherals 8.1%
Apple, Inc.	816,158	111,781,000
Real estate 1.1%		15,415,969
Real estate management and development 1.1%
CBRE Group, Inc., Class A (A)	179,820	15,415,969

	Yield (%)	Shares	Value
Short-term investments 0.2%			$2,965,604
(Cost $2,965,604)
Short-term funds 0.2%			2,965,604
John Hancock Collateral Trust (C)	0.0324(D)	2,643	26,446
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(D)	2,939,158	2,939,158

Total investments (Cost $819,341,937) 100.1%	$1,374,705,588
Other assets and liabilities, net (0.1%)	(1,156,369)
Total net assets 100.0%	$1,373,549,219

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21. The value of securities on loan amounted to $25,906.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK U.S. GROWTH FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2021, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,643	—	$2,328,176	$(2,301,737)	$7	—	—	—	$26,446
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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